REVENUE AND OTHER INCOME	6 Months Ended
Jun. 30, 2023
Revenue And Other Income
REVENUE AND OTHER INCOME

5. REVENUE AND OTHER INCOME

a)	Revenue comprises the fair value of the consideration received or receivable for the sale of goods.

An analysis of the Company’s revenue and other income is as follows:

	For the six months ended June 30,
	2023	2022
	RMB’000	RMB’000
Revenues
Continuing operations
Business management and consulting	3,302	5,952
Livestreaming ecommerce	305,948	112,294

Discontinued operations
Sale of tiles (Note 17)	2,701	16,715

Total revenues	311,951	134,961

Other income
Continuing operations
Interest income	530	163
Government grant	307	632
Tax subsidy	-	887
Loan forgiveness	1,160	-
Other income	834	-

Discontinued operations
Other income (Note 17)	5,716	8,717
Total other income	8,547	10,399

b)	Segment reporting

The Company identifies operating segments and prepares segment information based on the regular internal financial information reported to the Chief Executive Officer and executive directors, who are the Company’s chief operating decision makers for their decisions about the allocation of resources to the Company’s business components and for their review of the performance of those components.

All of the Company’s operations are considered by the chief operating decision makers to be aggregated into three reportable operating segments: 1) the provision of livestreaming ecommerce industry which was acquired as part of a strategic transformation towards trending technology businesses in China to mitigate the challenging conditions in the real estate market in China, and associated industries like the Company’s legacy ceramic tile business, (2) business management and consulting; and (3) the manufacture and sale of standard to high-end ceramic tiles, which was disposed by the Company in April 2023. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Company’s chief operating decision makers in deciding how to allocate resources and in assessing performance.

The business of the Company is engaged entirely in the PRC. The Chief Executive Officer and executive directors regularly review the Company’s business as one geographical segment.

The following table shows the Company’s operations by business segment for the six months ended June 30, 2023 and 2022.

	For the six months ended June 30,
	2023	2022
	RMB’000	RMB’000
Revenues
Discontinued operations
Sales of tile products	2,701	16,716
Continuing operations
Consulting income / software	3,302	5,952
Livestreaming ecommerce	305,948	112,293
Total revenues	311,951	134,961

Cost of revenues
Discontinued operations
Sales of tile products	7,557	19,026
Continuing operations
Consulting income / software	8,151	7,123
Livestreaming ecommerce	253,904	109,216
Total cost of revenues	269,612	135,365

Operating costs and expenses
Discontinued operations
Sales of tile products	3,244	13,823
Continuing operations
Consulting income / software	2,584	3,275
Livestreaming ecommerce	53,187	2,450
Other	32,139	2,570
Total operating costs and expenses	91,154	22,118

Bad debt expense (reversal)
Discontinued operations
Sales of tile products	(1,000)	18,829
Continuing operations
Consulting income / software	-	-
Livestreaming ecommerce	-	(5,293)
Total bad debt expense	(1,000)	13,536

Other expenses
Discontinued operations
Sales of tile products	-	-
Continuing operations
Consulting income / software	-	-
Livestreaming ecommerce	-	4
Total other expenses	-	4

Other income
Discontinued operations
Sales of tile products	5,716	8,716
Continuing operations
Consulting income / software	74	36
Livestreaming ecommerce	1,070	1,489
Other	1,687	158
Total other income	8,547	10,399

Loss from operations
Sales of tile products	(1,384)	(26,246)
Consulting income / software	(7,359)	(4,410)
Livestreaming ecommerce	(73)	7,405
Other	(30,452)	(2,412)
Loss from operations	(39,268)	(25,663)

	As of June 30, 2023	As of December 31, 2022
Segment assets
Ceramic tile products	-	74,675
Consulting income/software	57,284	15,924
Livestreaming ecommerce	14,236	15,004
Others	60,281	4,403
Total assets	131,801	110,006